ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - shares	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Property, Plant and Equipment [Line Items]
Average common shares outstanding	2,015,780	2,015,780
Minimum [Member]
Property, Plant and Equipment [Line Items]
Deferred charges amortization period	5 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Deferred charges amortization period	21 years